Right-of-Use Assets and Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023 [1]
Schedule of Lease Liabilities [Abstract]
Beginning Balance	$ 118,430	$ 498,849
Additions
Interest expense	11,465	21,474
Repayment of lease liability	(149,227)	(149,924)
Lease modification	396,793	(274,249)
Exchange differences	(16,408)	22,280
Ending Balance	361,053	118,430
thereof non-current	238,691		[1]	$ 371,451
thereof current	$ 122,362	$ 118,430	[1]	$ 127,398

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).